Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000018122
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	$ 10,000	$ 9,748	$ 9,774	$ 10,281	$ 10,534	$ 10,465	$ 10,641	$ 10,857	$ 10,959	$ 11,009	$ 10,898	$ 10,770		$ 10,863	$ 11,094	$ 11,230	$ 11,236	$ 11,300	$ 11,381	$ 11,506	$ 11,662	$ 11,634	$ 11,669	$ 11,596	$ 11,626	$ 11,675	$ 11,796	$ 11,669	$ 11,697	$ 11,654	$ 11,611	$ 11,612	$ 11,713	$ 11,706	$ 11,781	$ 11,569	$ 11,499	$ 11,340	$ 11,728	$ 11,832	$ 11,929	$ 12,052	$ 11,961	$ 12,259	$ 12,241	$ 12,291	$ 12,357	$ 12,437	$ 12,360	$ 12,653	$ 12,671	$ 12,400	$ 11,166	$ 11,420	$ 11,750	$ 11,919	$ 12,330	$ 12,382	$ 12,267	$ 12,199	$ 12,767	$ 12,923	$ 12,834	$ 12,766	$ 12,762	$ 12,939	$ 13,037	$ 13,281	$ 13,361	$ 13,420	$ 13,304	$ 13,362	$ 13,189	$ 13,340	$ 13,017	$ 12,811	$ 12,656	$ 12,215	$ 12,198	$ 11,671	$ 12,005	$ 11,823	$ 11,357	$ 11,355	$ 11,719	$ 11,673	$ 12,187	$ 11,884	$ 12,025	$ 12,059	$ 11,871	$ 11,978	$ 12,080	$ 12,020	$ 11,750	$ 11,477	$ 12,033	$ 12,613	$ 12,645	$ 12,543	$ 12,721	$ 12,405	$ 12,652	$ 12,754	$ 13,041	$ 13,275	$ 13,612	$ 13,429	$ 13,591	$ 13,458	$ 13,601	$ 13,795	$ 13,774	$ 13,833	$ 13,898	$ 14,146	$ 14,149	$ 14,384	$ 14,468	$ 14,517	$ 14,629	$ 14,688
C000018123
Account Value [Line Items]
Line Graph and Table Measure Name													Retail Class
Accumulated Value	10,000	9,737	9,769	10,268	10,520	10,449	10,624	10,838	10,946	10,986	10,872	10,741		10,840	11,061	11,203	11,199	11,260	11,339	11,462	11,607	11,585	11,617	11,542	11,570	11,616	11,734	11,605	11,631	11,585	11,539	11,539	11,627	11,626	11,691	11,485	11,412	11,252	11,637	11,737	11,823	11,944	11,859	12,153	12,133	12,180	12,243	12,321	12,241	12,530	12,536	12,273	11,053	11,293	11,619	11,785	12,191	12,230	12,123	12,053	12,605	12,766	12,666	12,605	12,599	12,762	12,856	13,095	13,172	13,228	13,110	13,165	12,991	13,147	12,824	12,618	12,462	12,012	12,003	11,479	11,807	11,624	11,161	11,157	11,514	11,467	11,972	11,681	11,807	11,838	11,650	11,753	11,851	11,789	11,521	11,249	11,795	12,364	12,393	12,290	12,464	12,149	12,379	12,487	12,757	12,995	13,314	13,131	13,287	13,153	13,291	13,479	13,457	13,511	13,572	13,814	13,814	14,041	14,122	14,155	14,261	14,328
C000018124
Account Value [Line Items]
Line Graph and Table Measure Name													Admin Class
Accumulated Value	10,000	9,742	9,772	10,271	10,514	10,440	10,613	10,825	10,932	10,971	10,855	10,721		10,817	11,037	11,169	11,162	11,222	11,306	11,427	11,570	11,537	11,575	11,498	11,523	11,566	11,681	11,542	11,565	11,525	11,477	11,474	11,561	11,557	11,620	11,412	11,337	11,174	11,555	11,645	11,736	11,854	11,767	12,049	12,035	12,071	12,131	12,206	12,124	12,408	12,412	12,148	10,941	11,178	11,499	11,662	12,053	12,098	11,980	11,917	12,463	12,611	12,518	12,447	12,437	12,606	12,697	12,931	12,995	13,048	12,938	12,980	12,814	12,956	12,635	12,428	12,280	11,843	11,822	11,301	11,623	11,449	10,989	10,983	11,334	11,284	11,770	11,481	11,614	11,642	11,454	11,553	11,648	11,573	11,317	11,047	11,583	12,130	12,156	12,064	12,232	11,919	12,143	12,248	12,510	12,731	13,053	12,871	13,011	12,886	13,009	13,202	13,166	13,217	13,285	13,509	13,506	13,727	13,803	13,844	13,945	13,995
C000125493
Account Value [Line Items]
Line Graph and Table Measure Name													Class N
Accumulated Value	10,000	9,749	9,783	10,283	10,537	10,469	10,646	10,863	10,974	11,017	10,906	10,779		10,880	11,104	11,250	11,248	11,313	11,403	11,529	11,677	11,650	11,694	11,622	11,653	11,703	11,824	11,689	11,718	11,684	11,641	11,635	11,736	11,739	11,806	11,594	11,533	11,366	11,765	11,861	11,959	12,084	12,001	12,292	12,284	12,326	12,393	12,475	12,398	12,702	12,711	12,449	11,210	11,456	11,789	11,969	12,383	12,426	12,311	12,253	12,815	12,982	12,884	12,826	12,822	12,991	13,090	13,336	13,418	13,478	13,362	13,421	13,248	13,400	13,076	12,879	12,714	12,271	12,254	11,725	12,062	11,879	11,410	11,409	11,776	11,730	12,248	11,954	12,097	12,120	11,932	12,040	12,154	12,083	11,812	11,538	12,109	12,682	12,715	12,624	12,804	12,485	12,724	12,838	13,117	13,364	13,693	13,510	13,673	13,540	13,685	13,880	13,860	13,919	13,985	14,237	14,240	14,477	14,563	14,613	14,726	14,787
C000018133
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	9,955	10,033	10,399	10,560	10,490	10,649	10,800	10,862	10,850	10,756	10,603		10,641	10,872	10,963	10,985	11,067	11,161	11,288	11,427	11,447	11,472	11,445	11,479	11,536	11,601	11,419	11,432	11,384	11,336	11,312	11,524	11,533	11,617	11,363	11,346	11,296	11,626	11,719	11,790	11,829	11,779	12,100	12,081	12,111	12,136	12,245	12,204	12,353	12,359	12,262	11,487	11,696	12,012	12,217	12,712	12,727	12,686	12,666	13,135	13,241	13,098	12,985	12,919	13,053	13,142	13,254	13,348	13,396	13,282	13,330	13,249	13,347	13,079	12,879	12,647	12,229	12,256	11,943	12,226	11,990	11,520	11,389	11,784	11,748	12,215	11,906	12,170	12,242	12,083	12,084	12,126	12,064	11,793	11,616	12,181	12,689	12,735	12,595	12,732	12,434	12,660	12,771	13,057	13,282	13,483	13,165	13,318	13,087	13,186	13,453	13,416	13,392	13,372	13,622	13,613	13,764	13,945	13,997	14,088	14,080
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,138	$ 10,210	$ 10,303	$ 10,343	$ 10,345	$ 10,531	$ 10,598	$ 10,586	$ 10,580	$ 10,499	$ 10,250		$ 10,265	$ 10,285	$ 10,354	$ 10,349	$ 10,428	$ 10,509	$ 10,498	$ 10,543	$ 10,638	$ 10,587	$ 10,593	$ 10,580	$ 10,628	$ 10,506	$ 10,406	$ 10,473	$ 10,395	$ 10,469	$ 10,456	$ 10,459	$ 10,526	$ 10,458	$ 10,376	$ 10,438	$ 10,630	$ 10,742	$ 10,736	$ 10,942	$ 10,945	$ 11,139	$ 11,279	$ 11,304	$ 11,597	$ 11,535	$ 11,570	$ 11,564	$ 11,556	$ 11,778	$ 11,990	$ 11,920	$ 12,132	$ 12,188	$ 12,265	$ 12,448	$ 12,348	$ 12,341	$ 12,286	$ 12,406	$ 12,424	$ 12,334	$ 12,156	$ 12,005	$ 12,099	$ 12,139	$ 12,224	$ 12,361	$ 12,337	$ 12,231	$ 12,227	$ 12,263	$ 12,232	$ 11,968	$ 11,835	$ 11,506	$ 11,069	$ 11,141	$ 10,966	$ 11,234	$ 10,917	$ 10,445	$ 10,310	$ 10,689	$ 10,641	$ 10,968	$ 10,684	$ 10,956	$ 11,022	$ 10,902	$ 10,863	$ 10,856	$ 10,786	$ 10,512	$ 10,346	$ 10,815	$ 11,229	$ 11,198	$ 11,040	$ 11,142	$ 10,860	$ 11,044	$ 11,149	$ 11,409	$ 11,573	$ 11,728	$ 11,437	$ 11,558	$ 11,369	$ 11,430	$ 11,681	$ 11,685	$ 11,731	$ 11,647	$ 11,826	$ 11,795	$ 11,936	$ 12,067	$ 12,142	$ 12,217	$ 12,199